UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

SELECTED AMERICAN SHARES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC.

March 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (96.93%)

AUTOMOBILES & COMPONENTS – (1.59%)
3,321,500	Harley-Davidson, Inc.	$195,138,125
CAPITAL GOODS – (4.16%)
16,222,264	Tyco International Ltd.	511,812,429
CAPITAL MARKETS – (4.53%)
2,494,060	Ameriprise Financial, Inc.	142,510,588
712,500	E*TRADE Financial Corp.*	15,097,875
1,339,355	Julius Baer Holding, Ltd. AG (Switzerland)	182,747,035
2,635,100	Mellon Financial Corp.	113,678,214
1,039,864	Morgan Stanley	81,899,689
330,000	State Street Corp.	21,367,500
		557,300,901
COMMERCIAL BANKS – (7.57%)
1,942,500	Commerce Bancorp, Inc.	64,840,650
17,812,315	HSBC Holdings PLC (United Kingdom)	311,787,106
4,923,748	Wachovia Corp.	271,052,327
8,237,120	Wells Fargo & Co.	283,604,042
		931,284,125
COMMERCIAL SERVICES & SUPPLIES – (0.92%)
1,241,000	D&B Corp.	113,179,200
CONSUMER DURABLES & APPAREL – (0.24%)
328,596	Hunter Douglas NV (Netherlands)	28,971,029
CONSUMER FINANCE – (4.35%)
9,485,800	American Express Co.	534,999,120
CONSUMER SERVICES – (1.16%)
762,500	Apollo Group, Inc., Class A*	33,466,125
5,211,000	H&R Block, Inc.	109,639,440
		143,105,565
DIVERSIFIED FINANCIAL SERVICES – (7.05%)
4,704,189	Citigroup Inc.	241,513,063
10,010,740	JPMorgan Chase & Co.	484,319,601
2,265,600	Moody’s Corp.	140,603,136
		866,435,800
ENERGY – (11.59%)
865,000	Canadian Natural Resources Ltd. (Canada)	47,739,350
40,540,200	China Coal Energy Co., Shares H* (China)	43,271,936
7,350,660	ConocoPhillips	502,417,611
3,720,842	Devon Energy Corp.	257,556,683
3,176,200	EOG Resources, Inc.	226,590,108

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

March 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

ENERGY – (Continued)
5,081,600	Occidental Petroleum Corp.	$250,573,696
1,188,000	Transocean Inc.*	97,059,600
		1,425,208,984
FOOD & STAPLES RETAILING – (6.60%)
8,307,500	Costco Wholesale Corp.	447,109,650
4,397,945	CVS/Caremark Corp.	150,145,842
4,573,000	Wal-Mart Stores, Inc.	214,702,350
		811,957,842
FOOD, BEVERAGE, & TOBACCO – (6.95%)
6,027,500	Altria Group, Inc.	529,274,775
7,651,635	Diageo PLC (United Kingdom)	155,014,537
2,232,650	Heineken Holding NV (Netherlands)	98,839,575
1,304,800	Hershey Co.	71,320,368
		854,449,255
HEALTH CARE EQUIPMENT & SERVICES – (2.35%)
1,610,000	Cardinal Health, Inc.	117,449,500
615,000	Express Scripts, Inc.*	49,642,800
2,302,000	UnitedHealth Group Inc.	121,936,940
		289,029,240
HOUSEHOLD & PERSONAL PRODUCTS – (1.44%)
1,379,000	Avon Products, Inc.	51,381,540
1,987,000	Procter & Gamble Co.	125,498,920
		176,880,460
INSURANCE BROKERS – (0.65%)
2,112,700	Aon Corp.	80,198,092
LIFE & HEALTH INSURANCE – (0.47%)
658,000	Principal Financial Group, Inc.	39,394,460
400,000	Sun Life Financial Inc. (Canada)	18,160,000
		57,554,460
MATERIALS – (4.39%)
1,339,500	BHP Billiton PLC (United Kingdom)	29,865,133
930,600	Martin Marietta Materials, Inc.	125,817,120
477,500	Rio Tinto PLC (United Kingdom)	27,268,586
7,883,400	Sealed Air Corp.	249,115,440
924,100	Vulcan Materials Co.	107,639,168
		539,705,447

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

March 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MEDIA – (6.75%)
14,172,000	Comcast Corp., Special Class A*	$360,819,120
483,300	Gannett Co., Inc.	27,204,957
1,282,459	Lagardere S.C.A. (France)	98,747,289
346,450	Liberty Media Corp. – Capital, Series A*	38,306,977
9,362,500	News Corp., Class A	216,461,000
2,171,643	Virgin Media Inc. (United Kingdom)	54,747,120
2,235,400	WPP Group PLC (United Kingdom)	33,871,763
		830,158,226
MULTI-LINE INSURANCE – (6.28%)
7,515,325	American International Group, Inc.	505,180,147
5,874,000	Loews Corp.	266,855,820
		772,035,967
PROPERTY & CASUALTY INSURANCE – (5.90%)
535,200	Ambac Financial Group, Inc.	46,235,928
3,497	Berkshire Hathaway Inc., Class A*	381,138,030
6,366	Berkshire Hathaway Inc., Class B*	23,172,240
576,800	Chubb Corp.	29,803,256
21,700	Markel Corp.*	10,520,811
330,000	Millea Holdings, Inc. (Japan)	12,209,776
10,212,800	Progressive Corp. (Ohio)	222,843,296
		725,923,337
REINSURANCE – (0.91%)
1,708,400	Transatlantic Holdings, Inc.	111,251,008
RETAILING – (2.83%)
1,956,000	Amazon.com, Inc.*	77,770,560
1,608,000	Bed Bath & Beyond Inc.*	64,577,280
1,270,000	CarMax, Inc.*	31,165,800
722,500	Expedia, Inc.*	16,740,325
722,500	IAC/InterActiveCorp*	27,231,025
1,732,250	Liberty Media Corp. – Interactive, Series A*	41,244,873
1,856,000	Lowe’s Cos, Inc.	58,445,440
168,000	Sears Holdings Corp.*	30,240,000
		347,415,303
SOFTWARE & SERVICES – (3.12%)
5,363,250	Iron Mountain Inc.*	140,141,723
8,718,000	Microsoft Corp.	242,883,480
		383,025,203

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

March 31, 2007 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TECHNOLOGY HARDWARE & EQUIPMENT – (1.93%)
317,000	Agilent Technologies, Inc.*	$10,679,730
5,258,000	Dell Inc.*	121,985,600
1,850,000	Hewlett-Packard Co.	74,259,000
1,325,000	Nokia Oyj, ADR (Finland)	30,369,000
		237,293,330
TELECOMMUNICATION SERVICES – (1.50%)
2,321,000	SK Telecom Co., Ltd., ADR (South Korea)	54,357,820
6,853,000	Sprint Nextel Corp.	129,932,880
		184,290,700
TRANSPORTATION – (1.70%)
19,174,729	China Merchants Holdings International Co., Ltd. (Hong Kong)	80,983,689
13,529,500	Cosco Pacific Ltd. (Hong Kong)	33,522,892
521,910	Kuehne & Nagel International AG, Registered (Switzerland)	42,928,778
740,500	United Parcel Service, Inc., Class B	51,909,050
		209,344,409

Total Common Stock – (identified cost $7,419,277,620)	11,917,947,557

CONVERTIBLE BONDS – (0.31%)

TELECOMMUNICATION SERVICES – (0.31%)
$19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $19,200,000)	38,112,000

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

March 31, 2007 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (3.02%)

COMMERCIAL PAPER – (0.14%)
$17,000,000	Galleon Capital LLC, 5.40%, 04/02/07, 144A (b)	$16,997,450

REPURCHASE AGREEMENTS – (2.88%)
72,928,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $72,960,696
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 04/27/07-12/01/36,
	total market value $74,386,560)	72,928,000
72,928,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $72,960,635
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.00%, 03/01/34-07/01/35, total market
	value $74,386,560)	72,928,000
37,009,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $37,025,562
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.00%-7.50%, 04/01/14-03/01/37, total market
	value $37,749,180)	37,009,000
109,392,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $109,441,044
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.581%-7.58%, 09/01/34-05/01/38, total market
	value $111,579,840)	109,392,000
61,988,000	UBS Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $62,015,740
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-8.50%, 12/01/17-03/01/37, total market
	value $63,227,760)	61,988,000
		354,245,000

Total Short Term Investments – (identified cost $371,242,450)	371,242,450

Total Investments – (100.26%) – (identified cost $7,809,720,070) – (a)	12,327,302,007
Liabilities Less Other Assets – (0.26%)	(32,153,163)
Net Assets – (100.00%)	$12,295,148,844

*Non-Income Producing Security.

ADR: American Depositary Receipt

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

March 31, 2007 (Unaudited)

(a)    Aggregate cost for Federal Income Tax purposes is $7,813,920,487. At March 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$4,589,026,651
Unrealized depreciation	(75,645,131)
Net unrealized appreciation	$4,513,381,520

(b)    These securities are subject to Rule 144A. These securities amounted to $16,997,450 or 0.14% of the Fund’s net assets as of March 31, 2007.

Please refer to “Notes to Schedule of Investments” on page 16 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC.

March 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (95.96%)

AUTOMOBILES & COMPONENTS – (2.00%)
51,900	Harley-Davidson, Inc.	$3,049,125
CAPITAL GOODS – (6.00%)
57,500	American Standard Cos, Inc.	3,048,650
160,200	Blount International, Inc.*	1,994,490
37,530	Franklin Electric Co., Inc.	1,742,518
600	Tae Young Corp. (South Korea)	36,990
74,300	Tyco International Ltd.	2,344,165
		9,166,813
CAPITAL MARKETS – (4.71%)
201,000	E*TRADE Financial Corp.*	4,259,190
5,600	Julius Baer Holding, Ltd. AG (Switzerland)	764,087
23,100	Legg Mason, Inc.	2,176,251
		7,199,528
COMMERCIAL BANKS – (4.74%)
119,250	Anglo Irish Bank Corp. PLC (Ireland)	2,548,802
69,900	Commerce Bancorp, Inc.	2,333,262
42,987	Wachovia Corp.	2,366,434
		7,248,498
COMMERCIAL SERVICES & SUPPLIES – (0.47%)
7,900	D&B Corp.	720,480
CONSUMER DURABLES & APPAREL – (7.98%)
102,400	Garmin Ltd.	5,541,888
54,177	Hunter Douglas NV (Netherlands)	4,776,575
19,000	Mohawk Industries, Inc.*	1,558,950
11,970	Toll Brothers, Inc.*	327,739
		12,205,152
CONSUMER SERVICES – (2.36%)
46,700	Apollo Group, Inc., Class A*	2,049,663
26,900	Yum! Brands, Inc.	1,553,744
		3,603,407
DIVERSIFIED FINANCIAL SERVICES – (2.10%)
1,500	Nymex Holdings Inc.*	203,640
28,713	Pargesa Holding S.A., Bearer Shares (Switzerland)	3,012,721
		3,216,361
ENERGY – (3.12%)
32,600	Tenaris S.A., ADR (Luxembourg)	1,496,340
40,000	Transocean Inc.*	3,268,000
		4,764,340

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

March 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

FOOD & STAPLES RETAILING – (0.72%)
20,500	Costco Wholesale Corp.	$1,103,310
FOOD, BEVERAGE & TOBACCO – (2.82%)
23,625	Heineken Holding NV (Netherlands)	1,045,880
900	Lotte Chilsung Beverage Co., Ltd. (South Korea)	1,148,916
1,200	Lotte Confectionery Co., Ltd. (South Korea)	1,536,990
6,970	Nong Shim Holdings Co., Ltd. (South Korea)	577,870
		4,309,656
HEALTH CARE EQUIPMENT & SERVICES – (4.73%)
26,200	Cardinal Health, Inc.	1,911,290
20,500	IDEXX Laboratories, Inc.*	1,795,800
72,700	Omnicare, Inc.	2,891,279
12,000	UnitedHealth Group Inc.	635,640
		7,234,009
HOUSEHOLD & PERSONAL PRODUCTS – (0.73%)
7,638	Pacific Corp. (South Korea)	1,120,370
INSURANCE BROKERS – (2.44%)
101,200	Brown & Brown, Inc.	2,737,460
33,700	Marsh & McLennan Cos, Inc.	987,073
		3,724,533
LIFE & HEALTH INSURANCE – (2.18%)
14,500	AFLAC Inc.	682,370
82,300	Power Corp. of Canada (Canada)	2,650,424
		3,332,794
MATERIALS – (1.84%)
33,600	Sealed Air Corp.	1,061,760
42,130	Sigma-Aldrich Corp.	1,747,974
		2,809,734
MEDIA – (6.54%)
55,400	Lagardere S.C.A. (France)	4,265,711
103,002	Virgin Media Inc. (United Kingdom)	2,596,680
41,300	WPP Group PLC, ADR (United Kingdom)	3,135,083
		9,997,474
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (2.05%)
56,300	Pfizer Inc.	1,422,138
36,760	Thermo Fisher Scientific, Inc.*	1,718,530
		3,140,668

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

March 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

PROPERTY & CASUALTY INSURANCE – (6.59%)
37,400	Ambac Financial Group, Inc.	$3,230,986
11,255	Markel Corp.*	5,456,762
21,200	MBIA Inc.	1,388,388
		10,076,136
REINSURANCE – (2.06%)
7,200	Everest Re Group, Ltd.	692,424
19,290	RenaissanceRe Holdings Ltd.	967,201
22,775	Transatlantic Holdings, Inc.	1,483,108
		3,142,733
RETAILING – (14.81%)
36,920	Advance Auto Parts, Inc.	1,423,266
28,200	Bed Bath & Beyond Inc.*	1,132,512
87,060	CarMax, Inc.*	2,136,452
139,700	Expedia, Inc.*	3,236,849
44,700	Lowe’s Cos, Inc.	1,407,603
177,500	Netflix Inc.*	4,107,350
21,700	Sears Holdings Corp.*	3,906,000
12,500	Target Corp.	740,750
100,000	Tiffany & Co.	4,548,000
		22,638,782
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (1.97%)
100,000	Texas Instruments Inc.	3,010,000
SOFTWARE & SERVICES – (5.42%)
174,773	Convera Corp., Class A*	547,039
15,900	First Data Corp.	427,710
43,900	Fiserv, Inc.*	2,327,578
56,550	Iron Mountain Inc.*	1,477,651
113,500	Microsoft Corp.	3,162,110
15,900	Western Union Co.	349,005
		8,291,093
TECHNOLOGY HARDWARE & EQUIPMENT – (4.17%)
70,600	Agilent Technologies, Inc.*	2,378,514
31,100	Dell Inc.*	721,520
131,600	Molex Inc., Class A	3,268,944
		6,368,978

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

March 31, 2007 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TELECOMMUNICATION SERVICES – (3.41%)
29,600	American Tower Corp., Class A*	$1,152,920
547,700	Covad Communications Group, Inc.*	695,579
23,500	SK Telecom Co., Ltd., ADR (South Korea)	550,370
148,300	Sprint Nextel Corp.	2,811,768
		5,210,637

Total Common Stock – (identified cost $108,198,686)	146,684,611

CONVERTIBLE BONDS – (1.43%)

TELECOMMUNICATION SERVICES – (1.43%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,100,000)	2,183,500

SHORT TERM INVESTMENTS – (3.09%)

972,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $972,436
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 04/27/07-12/01/36,
	total market value $991,440)	972,000
972,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $972,435
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%-6.00%, 03/01/34-07/01/35,
	total market value $991,440)	972,000
495,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $495,222
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-7.50%, 04/01/14-03/01/37,
	total market value $504,900)	495,000
1,458,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $1,458,654
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.581%-7.58%, 09/01/34-05/01/38,
	total market value $1,487,160)	1,458,000

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

March 31, 2007 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (Continued)

$826,000	UBS Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $826,370
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%-8.50%, 12/01/17-03/01/37,
	total market value $842,520)	$826,000

Total Short Term Investments – (identified cost $4,723,000)	4,723,000

Total Investments – (100.48%) – (identified cost $114,021,686) – (a)	153,591,111
Liabilities Less Other Assets – (0.48%)	(735,155)
Net Assets – (100%)	$152,855,956

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $115,738,685. At March 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$40,324,815
Unrealized depreciation	(2,472,389)
Net unrealized appreciation	$37,852,426

Please refer to “Notes to Schedule of Investments” on page 16 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND

March 31, 2007 (Unaudited)

Principal	Security	Value
FANNIE MAE – (9.98%)
$15,000	5.25%, 04/15/07	$14,999
400,000	4.00%, 05/09/07	399,458
250,000	3.375%, 05/15/07	249,430
2,000,000	3.30%, 07/30/07	1,987,080
580,000	3.31%, 07/30/07	576,238
100,000	3.00%, 08/06/07	99,216
200,000	4.375%, 08/23/07	199,270
250,000	3.45%, 09/14/07	248,026
910,000	8.6782%, 10/05/07 (b)	885,921
125,000	4.30%, 11/28/07 (d)	124,196
500,000	4.00%, 12/14/07	495,720
3,300,000	2.82%, 12/26/07	3,241,506
2,500,000	5.15%, 02/04/08	2,499,011

	Total Fannie Mae – (identified cost $11,020,071)	11,020,071

FEDERAL FARM CREDIT BANK – (0.99%)
600,000	3.625%, 04/19/07	599,502
500,000	2.39%, 06/18/07	496,983

	Total Federal Farm Credit Bank – (identified cost $1,096,485)	1,096,485

FEDERAL HOME LOAN BANK – (20.14%)
150,000	4.25%, 04/16/07	149,934
1,000,000	2.70%, 05/04/07	997,695
500,000	3.12%, 05/07/07	498,955
500,000	4.00%, 05/10/07 (d)	499,338
150,000	3.11%, 05/11/07	149,644
120,000	3.50%, 05/15/07	119,743
1,000,000	3.125%, 05/21/07	997,093
700,000	5.125%, 06/01/07	699,643
100,000	3.01%, 06/25/07	99,449
7,000,000	5.24%, 07/05/07 (c)	7,000,000
120,000	4.625%, 07/11/07	119,781
105,000	3.20%, 07/12/07	104,387
160,000	4.625%, 07/18/07	159,691
450,000	3.30%, 08/10/07	446,826
250,000	3.75%, 08/15/07	248,597
700,000	4.875%, 08/22/07	698,953

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

March 31, 2007 (Unaudited)

Principal	Security	Value
FEDERAL HOME LOAN BANK – (Continued)
$500,000	3.375%, 08/27/07	$496,177
400,000	3.375%, 09/14/07	396,555
500,000	3.25%, 09/17/07	495,165
1,000,000	3.60%, 10/19/07	990,822
250,000	3.625%, 10/26/07	247,660
500,000	3.40%, 11/09/07	494,565
200,000	5.00%, 11/26/07 (d)	199,688
1,500,000	3.25%, 12/26/07	1,485,647
200,000	3.00%, 12/28/07	196,611
110,000	4.00%, 12/28/07	108,922
4,000,000	5.29%, 01/24/08 (c)	4,000,000
155,000	4.25%, 01/25/08	153,748

	Total Federal Home Loan Bank – (identified cost $22,255,289)	22,255,289

FREDDIE MAC – (6.36%)
1,600,000	4.125%, 04/02/07	1,599,949
300,000	3.75%, 04/15/07	299,820
2,550,000	4.50%, 04/18/07	2,549,046
180,000	4.00%, 07/13/07	179,331
125,000	3.30%, 09/14/07	123,913
1,000,000	2.80%, 09/24/07	988,107
300,000	3.50%, 10/25/07	297,098
1,000,000	3.45%, 12/28/07	987,351

	Total Freddie Mac – (identified cost $7,024,615)	7,024,615

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

March 31, 2007 (Unaudited)

Principal	Security	Value
REPURCHASE AGREEMENTS – (62.83%)

$14,293,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $14,299,408
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 04/27/07-12/01/36,
	total market value $14,578,860)	$14,293,000
14,293,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $14,299,396
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-6.00%, 03/01/34-07/01/35,
	total market value $14,578,860)	14,293,000
7,252,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $7,255,245
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-7.50%, 04/01/14-03/01/37,
	total market value $7,397,040)	7,252,000
21,439,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	04/02/07, dated 03/30/07, repurchase value of $21,448,612
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.581%-7.58%, 09/01/34-05/01/38,
	total market value $21,867,780)	21,439,000
12,149,000	UBS Securities LLC Joint Repurchase Agreement, 5.37%,
	04/02/07, dated 03/30/07, repurchase value of $12,154,437
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-8.50%, 12/01/17-03/01/37,
	total market value $12,391,980)	12,149,000

	Total Repurchase Agreements – (identified cost $69,426,000)	69,426,000

	Total Investments – (100.30%) – (identified cost $110,822,460) – (a)	110,822,460
	Liabilities Less Other Assets – (0.30%)	(327,054)
	Net Assets – (100%)	$110,495,406

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

March 31, 2007 (Unaudited)

(a) Aggregate cost for Federal Income Tax purposes is $110,822,460.
(b) Zero coupon bonds reflect effective yield on the date of purchase.

(c)    The interest rates on floating rate securities, shown as of March 31, 2007, may change daily or less frequently and are based on indices of market rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(d)    Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate. Step-up bonds reflect the current effective yield on the security.

Please refer to “Notes to Schedule of Investments” on page 16 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

Valuation of Securities – The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Selected Daily Government Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 30, 2007

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: May 30, 2007